Interest Rate Benchmark Reform (Tables)	12 Months Ended
Dec. 31, 2022
Interest Rate Benchmark Reform [Abstract]
Schedule of Amounts Affected by IBOR Reform

				Group
				2022
	GBP(2) LIBOR	USD(2) LIBOR	Other(2)	Total
	£m	£m	£m	£m
Assets
Derivatives(1)	—	1,665	—	1,665
Financial assets at amortised cost	76	245	—	321
	76	1,910	—	1,986
Liabilities
Derivatives(1)	66	1,846	—	1,912
Financial liabilities at amortised cost	—	2,491	—	2,491
	66	4,337	—	4,403
Off-balance sheet commitments given	2	—	—	2

				2021
Assets
Derivatives(1)	—	1,648	—	1,648
Other financial assets at fair value through profit and loss	8	—	—	8
Financial assets at amortised cost	1,373	81	1	1,455
	1,381	1,729	1	3,111
Liabilities
Derivatives(1)	338	1,975	—	2,313
Other financial liabilities at fair value through profit and loss	—	5	—	5
Financial liabilities at amortised cost	34	2,401	—	2,435
	372	4,381	—	4,753
Off-balance sheet commitments given	338	59	—	397
(1)Many of the Santander UK group's derivatives subject to IBOR reform are standard ISDA contracts and are subject to supplementary ISDA fallback provisions which became effective on 25 January 2021.
(2) Settings for GBP, JPY & NOK LIBOR & 1-week and 2-month USD LIBOR ceased on 31 December 2021 and for EONIA on 3 January 2022. For certain legacy contracts, while 1-month, 3-month and 6-month settings for JPY LIBOR ceased on 31 December 2022, 1-month and 6-month synthetic GBP LIBOR settings have been extended until the end of March 2023 and until the end of March 2024 for the 3-month synthetic GBP LIBOR setting. Overnight, and 12-month USD LIBOR settings will cease on 30 June 2023. For certain legacy contract, 1-month, 3-month and 6-month synthetic USD LIBOR settings would cease at the end of September 2024.

Schedule of Derivatives Directly Affected by IBOR Reform Uncertainties
The following tables show the notional amount of derivatives in hedging relationships directly affected by uncertainties related to IBOR reform.

	2022		2021
	USD LIBOR	Total	USD LIBOR	Total
	£m	£m	£m	£m
Total notional value of hedging instruments
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746
Maturing after cessation date(1)
–Cash flow hedges	2,906	2,906	2,586	2,586
–Fair value hedges	178	178	160	160
	3,084	3,084	2,746	2,746
(1)The 2-month USD LIBOR setting ceased on 31 December 2021. Overnight and 12-month USD LIBOR settings will cease on 30 June 2023. For certain legacy contracts, 1-month, 3-month and 6-month synthetic USD LIBOR settings would cease at the end of September 2024.